Eaton Vance

Atlanta Capital Select Equity Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
Banks — 4.4%
U.S. Bancorp	548,982	$32,549,143

		$32,549,143

Beverages — 2.9%
Diageo PLC ADR	128,580	$21,655,444

		$21,655,444

Chemicals — 3.0%
Sherwin-Williams Co. (The)	37,167	$21,688,431

		$21,688,431

Communications Equipment — 2.0%
Motorola Solutions, Inc.	89,693	$14,453,130

		$14,453,130

Containers & Packaging — 2.9%
Ball Corp.	328,542	$21,246,811

		$21,246,811

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	90,956	$20,903,508

		$20,903,508

Food Products — 2.0%
Nestle SA ADR	133,862	$14,491,900

		$14,491,900

Health Care Equipment & Supplies — 15.7%
Cooper Cos., Inc. (The)	67,790	$21,780,249
Danaher Corp.	118,073	18,121,844
DENTSPLY SIRONA, Inc.	317,004	17,939,256
STERIS PLC	142,526	21,723,813
Teleflex, Inc.	93,284	35,115,829

		$114,680,991

Health Care Providers & Services — 1.7%
Henry Schein, Inc.(1)	190,132	$12,685,607

		$12,685,607

Hotels, Restaurants & Leisure — 4.7%
Aramark	787,866	$34,193,384

		$34,193,384

Insurance — 7.4%
Markel Corp.(1)	9,597	$10,971,002
White Mountains Insurance Group, Ltd.	38,915	43,410,072

		$54,381,074

Interactive Media & Services — 3.0%
Alphabet, Inc., Class C(1)	16,207	$21,669,083

		$21,669,083

Security	Shares	Value
IT Services — 19.5%
Fidelity National Information Services, Inc.	130,204	$18,110,075
Fiserv, Inc.(1)	359,456	41,563,897
Global Payments, Inc.	180,387	32,931,451
Mastercard, Inc., Class A	60,614	18,098,734
Visa, Inc., Class A	170,938	32,119,250

		$142,823,407

Life Sciences Tools & Services — 3.7%
Thermo Fisher Scientific, Inc.	83,280	$27,055,174

		$27,055,174

Professional Services — 1.8%
Verisk Analytics, Inc.	86,384	$12,900,587

		$12,900,587

Software — 4.6%
ANSYS, Inc.(1)	77,301	$19,898,050
Check Point Software Technologies, Ltd.(1)	124,085	13,768,472

		$33,666,522

Specialty Retail — 12.1%
O’Reilly Automotive, Inc.(1)	45,372	$19,884,733
Ross Stores, Inc.	218,079	25,388,757
TJX Cos., Inc. (The)	711,064	43,417,568

		$88,691,058

Total Common Stocks (identified cost $475,597,950)		$689,735,254

Short-Term Investments — 8.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.78%(2)	59,106,733	$59,106,733

Total Short-Term Investments (identified cost $59,105,022)		$59,106,733

Total Investments — 102.2% (identified cost $534,702,972)		$748,841,987

Other Assets, Less Liabilities — (2.2)%		$(16,431,264)

Net Assets — 100.0%		$732,410,723

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2019.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at December 31, 2019.

At December 31, 2019, the value of the Fund’s investment in affiliated funds was $59,106,733, which represents 8.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.78%	$54,547,338	$120,710,766	$(116,157,923)	$5,586	$966	$59,106,733	$267,503	59,106,733

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$689,735,254	*	$—	$—	$689,735,254
Short-Term Investments	—		59,106,733	—	59,106,733
Total Investments	$689,735,254		$59,106,733	$—	$748,841,987

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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